UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22247

SGM Funds

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices)(Zip code)

Steven G. Mandis

1165 Park Avenue

#12B

New York, NY 10128

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 831-9990

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

SGM HARD ASSET FUND

JUNE 30, 2009

(UNAUDITED)

SGM HARD ASSET FUND

GRAPHICAL ILLUSTRATION

June 30, 2009 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of net assets.

	SGM Hard Asset Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

Shares		Value

SHORT-TERM INVESTMENTS - 4.07%
42,559	Fidelity Institutional Money Market Portfolio (Cost $42,559) 0.77%*	42,559
TOTAL SHORT-TERM INVESTMENTS (Cost $42,559)		42,559

TOTAL INVESTMENTS (Cost $42,559) - 4.07%		42,559

ASSETS IN EXCESS OF OTHER LIABILITIES - 95.93%		1,002,889

NET ASSETS - 100.00%		$ 1,045,448

* Variable rate security; the money market rate shown represents the yield at June 30, 2009.
The accompanying notes are an integral part of these financial statements.

SGM Hard Asset Fund
Schedule of Put Options Written
June 30, 2009 (Unaudited)

PUT OPTIONS WRITTEN

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Put	Value

American Tower Corp.
July 2009 Put @ $25.00	1,700	$ 85

Yamana Gold, Inc.
July 2009 Put @ $9.00	5,200	2,600

Boston Properties, Inc.
July 2009 Put @ $35.00	1,400	140

Crown Castle International Corp.
July 2009 Put @ $17.50	2,600	390

SPDR Gold Shares
July 2009 Put @ $86.00	1,900	247

Hess Corp.
July 2009 Put @ $50.00	900	720

Nordic American Tanker Shipping Ltd.
July 2009 Put @ $25.00	1,800	180

Potash Corp. of Saskatchewan, Inc.
July 2009 Put @ $100.00	1,600	14,400

Public Storage
July 2009 Put @ $55.00	900	162

Silver Wheaton Corp.
July 2009 Put @ $7.50	6,200	1,240

Ultra Petroleum Corp.
July 2009 Put @ $41.00	1,200	3,480

Vale S.A.
July 2009 Put @ $16.00	2,900	609

XTO Energy, Inc.
July 2009 Put @ $35.00	1,400	700

Total (Premiums Received $17,809)		$ 24,953

SGM Hard Asset Fund
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $42,559)	$ 42,559
Cash	1,033,235
Receivables:
Due From Advisor	7,996
Dividends and Interest	7
Prepaid Expenses	129
Total Assets	1,083,926
Liabilities:
Put Options Written at Fair Market Value (premiums received $17,809)	24,953
Accrued Expenses	13,525
Total Liabilities	38,478

Net Assets	$ 1,045,448

Net Assets Consist of:
Paid In Capital	$ 1,021,945
Accumulated Undistributed Net Investment Income	(1,510)
Accumulated Undistributed Realized Loss on Investments	32,156
Unrealized Depreciation in Value of Investments & Written Options	(7,143)
Net Assets, for 98,061 Shares Outstanding	$ 1,045,448

Net Asset Value Per Share	$ 10.66

Minimum Redemption Price Per Share ($10.66 * 0.98) Note 4	$ 10.45

The accompanying notes are an integral part of these financial statements.

SGM Hard Asset Fund
Statement of Operations
For the peroid February 27, 2009 (commencement of operations)
through June 30, 2009 (Unaudited)

Investment Income:
Dividends	$ -
Interest	320
Total Investment Income	320

Expenses:
Advisory Fees (Note 3)	915
Transfer Agent Fees	3,880
Legal Fees	5,173
Custodian Fees	2,263
Auditing Fees	3,557
Trustee Fees	970
Miscellaneous Fees	352
Insurance Fees	517
Registration Fees	1,293
Printing & Mailing Fees	323
Total Expenses	19,243
Advisory Fees Waived (Note 3)	(17,413)
Net Expenses	1,830

Net Investment Loss	(1,510)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	32,156
Net Change in Unrealized Depreciation on Investments	(7,143)
Realized and Unrealized Gain (Loss) on Investments	25,013

Net Increase in Net Assets Resulting from Operations	$ 23,503

The accompanying notes are an integral part of these financial statements.

SGM Hard Asset Fund
Statement of Changes in Net Assets

Peroid Ended *
6/30/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (1,510)
Net Realized Gain on Investments	32,156
Unrealized Depreciation Investments	(7,143)
Net Increase in Net Assets Resulting from Operations	23,503

Distributions to Shareholders:
Net Investment Income	-
Realized Gains	-
Total Dividends and Distributions Paid to Shareholders	-

Capital Share Transactions (Note 4)	921,945

Total Increase in Net Assets	945,448

Net Assets:
Beginning of Year	100,000

End of Year (Including Undistributed Net Investment Loss of $(1,510).	$ 1,045,448

The accompanying notes are an integral part of these financial statements.

* For the period Febuary 27, 2009 (commencement of investment operations) through June 30, 2009.

SGM Hard Asset Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended
	6/30/2009 †

Net Asset Value, at Beginning of Year	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.69
Total from Investment Operations	0.66

Distributions:
Net Investment Income	-
Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Year	$ 10.66

Total Return **	6.60%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,045
Ratio of Expenses to Average Net Assets
Before Waivers	10.49%	***
After Waivers	1.00%	***
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Waivers	(10.31)%	***
After Waivers	(0.82)%	***
Portfolio Turnover	0.00%

† For the period Febuary 27, 2009 (commencement of investment operations) through June 30, 2009.
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

SGM HARD ASSET FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (Unaudited)

Note 1. Organization

The SGM Hard Asset Fund (the “Fund”) is the sole series of the SGM Funds (the “Trust”), a non-diversified, open-end investment company, registered with the Securities and Exchange Commission.  The Trust was organized on October 14, 2008 under the laws of Ohio by an Agreement and Declaration of Trust.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees. The investment adviser to the Fund is SGM Fund Management LLC (the “Adviser”).

The Fund’s investment objective is to achieve long-term appreciation in the value of its shares.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuations: The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trust’s Board of Trustees. The Fund's assets are generally valued at their market value using market quotations.  The Fund may use pricing services to determine market value.  If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the Fund’s net asset value (“NAV”) is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by and under the supervision of the Fund's Board of Trustees.

The Fund may invest in open-end and closed-end investment companies, as well as exchange traded funds (“ETFs”). The Fund’s NAV is calculated based, in part, upon the NAV of the underlying investment companies and ETFs in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Option Writing: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FASB 48: FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that, based on their technical merits, they have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

FAS 157:  In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2009:

                                                                              Investments                  Other Financial*

Valuation Inputs:                                                  In Securities                     Instruments

Level 1                                                                   $     42,559                        $         -

Level 2                                                                                   -                                    -

Level 3                                                                                   -                                    -

Total                                                                      $     42,559                         $         -

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Redemption Fee: The Fund charges a 2% redemption fee for shares held less than 60 days.

Other:  The Fund records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

expenses during the year. Actual results could differ from these estimates.

Note 3. Investment Management Agreement

The Fund has an investment advisory agreement with SGM Fund Management LLC (the “Adviser”), under which the Adviser selects the securities and manages the investments for the Fund.  The Fund pays the Adviser a management fee equal to .50% of its average daily net assets.

Under an Administrative Services Agreement between the Adviser and the Fund, the Adviser has agreed to provide certain management support and administrative oversight services to the Fund in exchange for the payment of an annual administration fee equal to 0.50% of the Fund’s average net assets.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until December 31, 2009 to ensure that Total Net Annual Operating Expenses (excluding the taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.00%.  Amounts waived and or reimbursed may be recovered by the Adviser within three years if such recoupment can be achieved within the foregoing expense limits.

The Fund also has an investment company services agreement with Mutual Shareholder Services, LLC (“MSS”), whereby MSS will provide accounting services, compliance related services and transfer agent, shareholder servicing agent and dividend disbursing agent services to the Fund.

For the period ended June 30, 2009 the advisor earned fees of $915, and waived $17,413 in fees.  At June 30, 2009 the Advisor owed the Fund $7,996.

Note 4. Capital Share Transactions

The total paid-in capital was $1,021,945 as of June 30, 2009.  Transactions in capital for the period ended June 30, 2009 were as follows:

	February 27, 2009 (commencement of operations) through June 30, 2009
	Shares	Amount
Shares sold	98,061	$1,021,945
Shares reinvested	-	-
Shares redeemed	-	-
Net increase	98,061	$1,021,945

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of the Fund shares redeemed within 60 days after their purchase.  For the period ended June 30, 2009 no redemption fees were collected by the Fund from shareholder transactions.

Note 5. Investment Transactions

For the period ended June 30, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $0 and $0, respectively.

Note 6. Tax Matters

As of June 30, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Undistributed ordinary income

   $       (1,510)

Gross unrealized appreciation on investment securities

   $          3,531

Gross unrealized depreciation on investment securities

   $     (10,672)

Net unrealized depreciation on investment securities

   $       (7,141)

Cost of investment securities

   $        42,559

Note 7. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended.  As of June 30, 2009, the Mandis family owned 100% of the Fund.

Note 8. Options

As of June 30, 2009, the Fund had outstanding written put options valued at $24,953.

Transactions in written put options during the year ended June 30, 2009 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at January 1, 2009	-	$ -
Options written	791	79,833
Options exercised	-	-
Options expired	(152)	(16,487)
Options terminated in closing purchase transaction	(342)	(45,537)
Options outstanding at June 30, 2009	297	$ 17,809

Note 9. New Accounting Pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

FSP 157-4 - The Fund adopted Financial Accounting Standards Board Standard No. 157-4 – Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly on June 15, 2009.

At adoption the Fund evaluated the level and activity for the assets and liabilities of the Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In May 2009, FASB issued the Statement of Financial Accounting Standards No. 165, "Subsequent Events" ("SFAS 165"). SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009.  SFAS 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued.  In accordance with the adoption of SFAS No. 165 and in preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through July 31, 2009, the date the financial statements were available to be issued. Management of the Fund does not believe that any adjustments were necessary to the financial statements as a result of adoption.

SGM Hard Asset Fund
Expense Illustration
June 30, 2009 (Unaudited)

Expense Example

As a shareholder of the SGM Hard Asset Fund, you incur ongoing costs which typically consist of: (1) management fees, custody fees, distribution fees, transfer agent fees, and other Fund expenses and (2) potential redemption fees for redemption of shares within 30 days of purchase. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the 1.00% redemption fee imposed on redemptions within 30 days of purchase.  Therefore, the second line of the table is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds.  If the transactional costs were included where applicable, your costs may be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2009	June 30, 2009	January 1, 2009 through June 30, 2009

Actual	$1,000.00	$1,066.00	$5.12
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,019.84	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	February 27, 2009	June 30, 2009	February 27, 2009 through June 30, 2009

Actual	$1,000.00	$1,066.00	$3.51
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.59	$3.42

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 124/365 (to reflect the one-half year period).

SGM HARD ASSET FUND

TRUSTEES AND OFFICERS

June 30, 2009 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen[1]	Principal Occupation During Past Five Year and Current Directorships
Joseph C. Farina c/o Mutual Shareholder Services, LLC., 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, Year of Birth: 1949	Trustee	Indefinite/ December 2008- present	1

President, JCF Associates (Business Consultant), July 2003 to present; Operating Partner, Fireman Capital Partners (Private Equity), June 2008 to present; Trustee, College of New Rochelle, January 2003 to present.

Michael P. Beys c/o Mutual Shareholder Services, LLC., 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, Year of Birth: 1971	Trustee	Indefinite/ December 2008- present	1

Managing Principal, Aristone Capital (Real Estate Finance), April, 2006 to present; Managing Principal, One for the Money (Real Estate Development), April, 2005 to April 2007; Asst. U.S. Attorney, U.S. Dept. of Justice, November 2000 to April 2005.

1The "Fund Complex" consists of the SGM Funds.

SGM HARD ASSET FUND

TRUSTEES AND OFFICERS

June 30, 2009 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen[3]	Principal Occupation During Past Five Year and Current Directorships
Steven G. Mandis[1,2] c/o Mutual Shareholder Services, LLC., 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, Year of Birth: 1970	Trustee, President, Treasurer, Chief Compliance Officer	Indefinite/ October 2008- present	1

President and Chief Investment Officer, SGM Fund Management LLC, October 2008 to present; Chief Investment Officer, Halcyon Structured Asset Management L.P., October 2004 to August 2008; Portfolio Manager, Goldman Sachs & Co., April 1992 to October 2004.

Alexandra E. Mandis[2] c/o Mutual Shareholder Services, LLC., 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, Year of Birth: 1972	Secretary	Indefinite/ December 2008- present	N/A	Homemaker.

1 Steven G. Mandis is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and President of the Fund's investment adviser.

2 Steven G. Mandis and Alexandra E. Mandis are married.

3The "Fund Complex" consists of the SGM Funds.

SGM HARD ASSET FUND

ADDITIONAL INFORMATION

June 30, 2009 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-743-7820, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (877)-743-7820 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (877)-743-7820 to request a copy of the SAI or to make shareholder inquiries.

Basis for Approval of Investment Advisory Contract - In connection with its organizational Board meeting held on December 3, 2008, the Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not interested persons of SGM Funds (the "Trust") or interested persons to the investment advisory agreement (the "Independent Trustees"), discussed the approval of the Management Agreement (the "Agreement") between the Trust, on behalf of the Fund, and SGM Fund Management LLC (the "Adviser"). .

In their consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by a Steven G. Mandis, the President of the Adviser regarding the Fund's investment strategies.  Information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing and (c) the financial condition of the Adviser.  The Trustees discussed with Mr. Mandis the extent of the Adviser's internal and outsourced investment research capabilities, the quality of its compliance infrastructure and his prior investment experience.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, and the Adviser was newly formed, the Trustees could not consider the investment performance of the Fund or the Adviser.  However, the Trustees noted that Mr. Mandis, the Adviser's portfolio manager, had a long history of managing accounts comprised of stocks and bonds similar to those that would be held by the Fund.  They considered information describing accounts managed by Mr. Mandis with investment objectives and strategies similar to those of the Fund.  They discussed the investment strategy presented by the Adviser that would implement both (i) the environmental, social and governance ("ESG") screens called for by the Fund’s investment policies and (ii) hard asset valuation techniques when making investment decisions.  They also considered the potentially performance-limiting dual focus of the Fund which mandates consideration of both expected performance and the ESG profile of hard asset issuers.  The Trustees concluded the portfolio manager's past performance and the Fund's expected performance under the Adviser's strategies are satisfactory.

Fees and Expenses.  The Board, including the Independent Trustees, considered the reasonableness of the proposed fees and expenses related to the Agreement.  As to comparative fees and expenses, the Trustees considered the management fee to be paid to the Adviser and compared that fee to management fees paid by funds in a peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratio of funds in the peer group.  The Trustees concluded that the Fund’s management fee was acceptable in light of the quality of services the Fund expected to receive from the Adviser and the level of fees paid by funds in the peer group.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there will be economies of scale with respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  As to economies of scale, the Trustees noted that the Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Adviser to share its economies of scale with a fund and its shareholders if it experiences a substantial growth in assets.  However, the Trustees recognized that the Fund had not yet commenced operations and that management agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.  It was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management and administration of the Fund.  As to the costs of the services to be provided and the profits to be realized by the Adviser, the Trustees reviewed the Adviser’s estimates of its profitability and its financial condition.  Based on their review, the Trustees concluded that they were satisfied that the Adviser’s expected level of profitability from its relationship with the Fund, including that of administrator, was not excessive.

Conclusion.  The Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Agreement is in the best interests of the Trust and the Fund's shareholders, and unanimously approved the proposed Agreement.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SGM Funds

By /s/ Steven G. Mandis

Steven G. Mandis

President and Principal Executive Officer, Treasurer and Principal Financial Officer

Date September 8, 2009

*Print the name and title of each signing officer under his or her signature.

.